Share Capital - Additional Information (Detail) $ in Millions		3 Months Ended		12 Months Ended
	Feb. 20, 2019 USD ($) shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 12, 2018 shares	Oct. 03, 2018 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued		24,757,517	24,757,517
Issuance of ordinary shares		¥ 803,000,000	$ 123.0			¥ 12,000,000		¥ 2,433,000,000
Proceed from issuance of shares		437,000,000	67.0					¥ 1,386,000,000
Business cooperation arrangements in turn of contents cooperation		¥ 365,000,000	$ 56.0
Lock up period of shares		3 years	3 years
Payments of cash in relation to put right				¥ 437,000,000	$ 67.0
Equity-settled share-based compensation				365,000,000	56.0
Payments of cash in relation to put right				1,519,000,000	$ 221.0
Share schemes trust withheld amount | ¥				(47,000,000)		¥ (31,000,000)
Repurchase of shares | ¥				(134,000,000)
WMG China LLC [member]
Disclosure Of Classes Of Share Capital [Line Items]
Aggregate cash consideration | $										$ 200.0
OrdinaryShares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued		97,318,238	97,318,238
Issuance of ordinary shares		¥ 2,493,000,000	$ 382.0
OrdinaryShares [member] | WMG China LLC [member]
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued										68,131,015
American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued									41,029,829
Repurchase of shares | ¥				¥ 1,936,742
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued								82,059,658
Proceed from issuance of shares | $	$ 1.8
Issuance of ordinary shares, Shares	280,512
Share schemes trust withheld				1,046,852	1,046,852	617,634	617,634
Share schemes trust withheld amount				¥ 47,000,000	$ 19.0	¥ 31,000,000
Shares held for share scheme Trust				35,763,090	35,763,090	31,310,524	31,310,524
Class A Ordinary Shares in Form Of American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Maximum repurchase amount | $							$ 400.0
Initial Public Offer [Member] | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Repurchase of shares | ¥				¥ 0